SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2024	Jan. 31, 2023
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 68,195	$ 892,733	$ 716,349
Depreciation and amortization		1,408,976	1,365,018
License fees, taxes and insurance		1,603,921	1,625,036
Office facilities and administrative		384,583	338,492
Operating lease cost		633,840	591,375
Other expenses		907,918	806,009
Professional fees and consulting		522,900	903,513
Salaries and wages		3,156,441	2,747,133
Sales, marketing, and promotion		75,561	83,672
Share-based compensation		22,128	209,441
Shareholder communications		16,523	18,128
Travel and entertainment		52,214	41,742
Selling, general and administrative expenses		$ 9,677,738	$ 9,445,908